Revenue- By type (Details) ¥ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Revenue by type of service
Revenue		¥ 941,168	$ 130,350	¥ 868,687	¥ 853,062
Customer management services
Revenue by type of service
Revenue	[1]	386,571		355,144	379,999
Membership fees and value added services
Revenue by type of service
Revenue		41,956		40,078	35,739
Logistics services
Revenue by type of service
Revenue		114,073		89,214	71,279
Cloud services
Revenue by type of service
Revenue		76,459		76,648	74,123
Sales of goods
Revenue by type of service
Revenue		283,273		271,016	255,171
Other revenue
Revenue by type of service
Revenue	[2]	¥ 38,836		¥ 36,587	¥ 36,751

[1]	Customer management services mainly include CPC, CPM, time-based and CPS marketing services.
[2]	Other revenue includes revenue from self-developed online games, other value-added services provided through various platforms and businesses.